Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 202,142	£ 169,085	£ 155,902
Cash collateral and settlement balances	107,862	88,085
Loans and advances at amortised cost	182,507	145,259
Reverse repurchase agreements and other similar secured lending	725	3,177
Trading Portfolio Assets	133,771	146,871
Financial assets at fair value through the income statement	211,128	188,226
Derivative financial instruments	302,976	262,291
Financial assets at fair value through other comprehensive income	45,084	45,908
Investments in associates and joint ventures	26	24
Goodwill and intangible assets	1,665	1,449
Property, plant and equipment	1,379	1,248
Current tax assets	737	589
Deferred tax assets	4,583	2,981
Retirement benefit assets	4,743	3,879
Other assets	4,209	2,706
Total assets	1,203,537	1,061,778	1,059,700
Liabilities
Deposits at amortised cost	291,579	262,828
Cash collateral and settlement balances	96,811	79,047
Repurchase agreements and other similar secured borrowing	11,965	12,769
Debt securities in issue	60,012	48,388
Subordinated liabilities	38,253	32,185	32,005
Trading portfolio liabilities	72,460	53,291
Financial liabilities designated at fair value	272,055	251,131
Derivative financial instruments	289,206	256,523
Current tax liabilities	422	688
Deferred tax liabilities	0	6
Retirement benefit liabilities	184	246
Other liabilities	10,779	7,249
Provisions	858	1,110
Total liabilities	1,144,584	1,005,461
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	10,691	9,693
Other reserves	(1,464)	861
Retained earnings	47,378	43,415
Total equity	58,953	56,317	£ 53,710
Total liabilities and equity	£ 1,203,537	£ 1,061,778